Income Taxes (Income Tax Expense Attributable to Income (Loss) before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Current Income Tax Expense Benefit
U.S. federal
State and local	$ 1	$ 1
Current Income Tax Expense	$ 1	$ 1
Deferred Income Tax Expense
U.S. federal
State and local
Deferred Income Tax Expense
Income Tax Expense Benefit
U.S. federal
State and local	$ 1	$ 1
Income tax expense	$ 1	$ 1